SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Sep. 30, 2024 USD ($) segment D	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Oct. 01, 2023 USD ($)
Accounting Policies [Line Items]
Impairment loss on inventory	$ 0
Allowances on advance to vendors	0	$ 0
Allowances for doubtful accounts on prepayments and other assets	0	0
Impairment of long-lived assets	0	0
Revenue from sale of equipment	$ 113,649	503,191	$ 852,379
Percentage of GST in singapore	9.00%
Threshold number of days to trigger payment | D	180
Advance from customers recognized as revenue	$ 302,433	245,010	320,545
Advertising expenses	296,920	513,474	1,202,430
Operating lease right of use assets	13,122	54,356		$ 88,072
Operating lease liability	13,122	54,356		$ 88,072
Receipt of government subsidy	$ 34,701	$ 425	$ 10,884
Government Assistance, Nonoperating Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Number of reportable segments | segment	1
RMB
Accounting Policies [Line Items]
Balance sheet items, except for equity accounts	7.0176	7.296	7.1135
Items in the statements of income and cash flows	7.2043	7.0533	6.5532
HK
Accounting Policies [Line Items]
Balance sheet items, except for equity accounts	7.7693	7.8308
Items in the statements of income and cash flows	7.8127	7.831
SG
Accounting Policies [Line Items]
Balance sheet items, except for equity accounts	1.2831
Items in the statements of income and cash flows	1.3406
Minimum
Accounting Policies [Line Items]
Time taken by supplier for delivering IT equipment	1 month
Percentage of Value Added Tax in PRC	6.00%
Maximum
Accounting Policies [Line Items]
Time taken by supplier for delivering IT equipment	3 months
Percentage of Value Added Tax in PRC	13.00%